Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Amount of unrecognized deferred tax liability	$ 216,000,000
Valuation allowance, amount	249,400,000
Valuation allowance, deferred tax asset, change in amount	18,000,000
Net operating loss carryforwards	2,400,000,000
Tax credit carryforward, valuation allowance	0
Unrecognized tax benefit	132,336,000	162,885,000	203,350,000	237,541,000
Unrecognized tax benefits that would impact effective tax rate	126,900,000	148,400,000
Accrued interest and penalties	14,800,000	23,900,000
Interest (income) expense related to uncertain tax positions	(9,100,000)	(700,000)	9,100,000
Estimated change in unrecognized tax benefits possible within next 12 months, lower bound	25,000,000
Estimated change in unrecognized tax benefits possible within next 12 months, upper bound	110,000,000
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Net operating loss carryforwards	1,800,000,000
Tax credit carryforward, amount	14,800,000
Foreign Country
Income Tax Contingency [Line Items]
Net operating loss carryforwards	600,000,000
Capital loss carryforward	57,400,000
Carried Forward Indefinitely | Foreign Country
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 420,000,000
Percentage | State and Local Jurisdiction
Income Tax Contingency [Line Items]
Net operating loss carryforward, limitation on use	20% of taxable income
Monetary | State and Local Jurisdiction
Income Tax Contingency [Line Items]
Net operating loss carryforward, limitation on use	$3.0 million each taxable year